Other Payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Schedule of Other Payables

	December 31 2018	March 31 2019
Payables for salaries and bonuses	$1,153,048	$647,466
Payables for professional fees	680,708	391,846
Payables for cash-settled share-based payment transactions (Note 20)	669,042	851,267
Interest payables	50,430	136,065
Others	129,433	67,413

	$2,682,661	$2,094,057

	December 31
	2017	2018
Payables for salaries and bonuses	$1,376,197	$1,153,048
Payables for professional fees	412,676	680,708
Payables for cash-settled share-based payment transactions (Note 19)	195,000	669,042
Interest payables	—	50,430
Others	96,671	129,433

	$2,080,544	$2,682,661